NOTE 4 - STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4 – STOCKHOLDERS' EQUITY

On May 4, 2011, the Company issued 50,000 shares of common stock to the Company’s founders at a value of $50,000 ($1 per share) and the Company has not received the cash as of December 31, 2011.

During the period ended December 31, 2011, the Company received cash contributions of $16,646 from its officers as contributed capital to pay the start-up costs and other operating expenses.

The Company has not issued any options or warrants as of December 31, 2011.